Post-employment Benefits (Tables)	12 Months Ended
Dec. 31, 2021
Post-employment Benefits
Schedule of actuarial assumptions-present value of defined benefit obligations

	2021	2020
Discount rate	7.8%	6.6%
Salary increase	5.0%	5.0%
Inflation rate	3.5%	3.5%

Schedule of reconciliation between defined benefit obligations and post-employment benefit liability (asset)

The reconciliation between defined benefit obligations and post-employment benefit liability in the consolidated statements of financial position as of December 31, 2021 and 2020, is presented as follows:

			Seniority
	Pensions		Premiums		2021
Vested benefit obligations	Ps.	560,723	Ps.	335,294	Ps.	896,017
Unvested benefit obligations		1,881,974		406,374		2,288,348
Defined benefit obligations		2,442,697		741,668		3,184,365
Fair value of plan assets		978,892		291,793		1,270,685
Underfunded status of the plans	Ps.	1,463,805	Ps.	449,875	Ps.	1,913,680
Post-employment benefit liability	Ps.	1,463,805	Ps.	449,875	Ps.	1,913,680

			Seniority
	Pensions		Premiums		2020
Vested benefit obligations	Ps.	556,619	Ps.	376,122	Ps.	932,741
Unvested benefit obligations		2,077,506		266,153		2,343,659
Defined benefit obligations		2,634,125		642,275		3,276,400
Fair value of plan assets		909,324		286,425		1,195,749
Underfunded status of the plans	Ps.	1,724,801	Ps.	355,850	Ps.	2,080,651
Post-employment benefit liability	Ps.	1,724,801	Ps.	355,850	Ps.	2,080,651

Schedule of net periodic pension and seniority premium cost

	2021		2020
Service cost	Ps.	175,648	Ps.	148,987
Interest cost		193,313		187,470
Prior service cost for plan amendments		(40,124)		40,542
Interest on plan assets		(69,546)		(84,973)
Net periodic cost	Ps.	259,291	Ps.	292,026

Schedule of defined benefit obligations, plan assets and funded status

			Seniority
	Pensions		Premiums		2021		2020
Defined benefit obligations:
Beginning of year	Ps.	2,634,125	Ps.	642,275	Ps.	3,276,400	Ps.	2,847,608
Service cost		101,550		74,098		175,648		148,987
Interest cost		146,941		46,372		193,313		187,470
Benefits paid		(157,261)		(64,774)		(222,035)		(221,184)
Remeasurement of post-employment benefit obligations		(243,332)		44,495		(198,837)		272,977
Past service cost		(39,326)		(798)		(40,124)		40,542
End of year		2,442,697		741,668		3,184,365		3,276,400

Fair value of plan assets:
Beginning of year		909,324		286,425		1,195,749		1,379,496
Return on plan assets		52,506		17,040		69,546		84,973
Contributions		—		6,972		6,972		600
Remeasurement on plan assets		84,566		(3,578)		80,988		(71,336)
Benefits paid		(67,504)		(15,066)		(82,570)		(197,984)
End of year		978,892		291,793		1,270,685		1,195,749
Unfunded status of the plans	Ps.	1,463,805	Ps.	449,875	Ps.	1,913,680	Ps.	2,080,651

Schedule of post-employment benefits

The changes in the net post-employment liability in the consolidated statements of financial position as of December 31, 2021 and 2020, are as follows:

			Seniority
	Pensions		Premiums		2021		2020

Net post-employment liability at beginning of year	Ps.	1,724,801	Ps.	355,850	Ps.	2,080,651	Ps.	1,468,112
Net periodic cost		156,659		102,632		259,291		292,026
Contributions		—		(6,972)		(6,972)		(600)
Remeasurement of post-employment benefits		(327,898)		48,073		(279,825)		344,313
Benefits paid		(89,757)		(49,708)		(139,465)		(23,200)
Net post-employment liability at end of year	Ps.	1,463,805	Ps.	449,875	Ps.	1,913,680	Ps.	2,080,651

The post-employment benefits as of December 31, 2021 and 2020, and remeasurements adjustments for the years ended December 31, 2021 and 2020, are summarized as follows:

	2021		2020
Pensions:
Defined benefit obligations	Ps.	2,442,697	Ps.	2,634,125
Plan assets		978,892		909,324
Unfunded status of plans		1,463,805		1,724,801
Remeasurements adjustments (1)		(327,898)		250,283

Seniority premiums:
Defined benefit obligations	Ps.	741,668	Ps.	642,275
Plan assets		291,793		286,425
Unfunded status of plans		449,875		355,850
Remeasurements adjustments (1)		48,073		94,030

(1)	On defined benefit obligations and plan assets.

Schedule of plan asset allocation

	2021	2020
Equity securities (1)	32.7%	28.8%
Fixed rate instruments	67.3%	71.2%
Total	100.0%	100.0%

(1)	Included within plan assets at December 31, 2021 and 2020, are shares of the Company held by the trust with a fair value of Ps.119,851 and Ps.101,690, respectively.

Schedule of plan assets measured at fair value

The following table summarizes the Group’s plan assets measured at fair value on a recurring basis as of December 31, 2021 and 2020:

			Quoted Prices in		Internal Models		Internal Models
	Balance as of		Active Markets		with Significant		with Significant
	December 31,		for Identical		Observable		Unobservable
	2021		Assets (Level 1)		Inputs (Level 2)		Inputs (Level 3)
Common Stocks (1)	Ps.	119,851	Ps.	119,851	Ps.	—	Ps.	—
Mutual funds (fixed rate instruments) (2)		115,185		115,185		—		—
Money market securities (3)		726,781		726,781		—		—
Other equity securities		308,868		308,868		—		—
Total investment assets	Ps.	1,270,685	Ps.	1,270,685	Ps.	—	Ps.	—

			Quoted Prices in		Internal Models		Internal Models
	Balance as of		Active Markets		with Significant		with Significant
	December 31,		for Identical		Observable		Unobservable
	2020		Assets (Level 1)		Inputs (Level 2)		Inputs (Level 3)
Common Stocks (1)	Ps.	101,690	Ps.	101,690	Ps.	—	Ps.	—
Mutual funds (fixed rate instruments) (2)		231,837		231,837		—		—
Money market securities (3)		607,658		607,658		—		—
Other equity securities		254,564		254,564		—		—
Total investment assets	Ps.	1,195,749	Ps.	1,195,749	Ps.	—	Ps.	—

(1)	Common stocks are valued at the closing price reported on the active market on which the individual securities are traded. All common stock included in this line item relate to the Company’s CPOs.
(2)	Mutual funds consist of fixed rate instruments. These are valued at the net asset value provided by the administrator of the fund.
(3)	Money market securities consist of government debt securities, which are valued based on observable prices from the new issue market, benchmark quotes, secondary trading and dealer quotes.

Schedule of the weighted average durations of the defined benefit plans

	2021	2020
Seniority Premiums	9.0 years	8.6 years
Pensions	5.1 years	5.7 years